Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 136,660	$ (77,837)	$ (132,873)
Prepaid expenses and other assets	(1,618)	(2,386)	19,741
Accounts payable	(17,643)	(10,877)	18,408
Accrued and other liabilities	(56,768)	155,284	(20,485)
Changes in operating assets and liabilities	$ 60,631	$ 64,184	$ (115,209)